DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	£ 2,075,682	£ 2,623,228
Derivative assets	8,341	8,494
Liabilities	8,228	9,831
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	2,194,203	2,805,976
Derivative assets	12,595	13,638
Liabilities	11,072	14,211
Currency swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	36	34
Derivative assets	11	8
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	1	2
Currency swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	36	34
Derivative assets	11	8
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	1	2
Currency swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	4,030	7,593
Derivative assets	37	70
Liabilities	73	64
Changes in fair value used for calculating hedge ineffectiveness	(64)	(141)
Currency swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	616	1,101
Derivative assets	3	37
Liabilities	26	19
Changes in fair value used for calculating hedge ineffectiveness	4	(31)
Interest rate swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	185,958	160,942
Derivative assets	336	696
Liabilities	255	229
Changes in fair value used for calculating hedge ineffectiveness	(88)	351
Interest rate swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	58,030	66,833
Derivative assets	217	153
Liabilities	221	213
Changes in fair value used for calculating hedge ineffectiveness	(226)	118
Interest rate swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	316,776	417,718
Derivative assets	290	343
Liabilities	262	736
Changes in fair value used for calculating hedge ineffectiveness	527	920
Interest rate swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	93,353	130,477
Derivative assets	11	9
Liabilities	42	35
Changes in fair value used for calculating hedge ineffectiveness	£ 130	£ 777